LEASES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Lease description	For the expected term of the lease the Company used the initial terms ranging between 36 and 48 months.	For the expected term of the lease the Company used the initial terms ranging between 36 and 48 months
Unamortized lease right of use asset	$ 224,438	$ 275,783
Finance lease right of use asset	165,674	175,139
Operating lease right of use asset	58,764	100,644	$ 243,494
Lease liability	208,669	255,524
Finance lease liability	137,906	145,288
Operating lease liability	$ 70,763	$ 110,236
Minimum [Member]
Lease discount rate, percentage	0.00%	0.00%
Maximum [Member]
Lease discount rate, percentage	18.13%	18.13%